Schedule of related party balances (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)		Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)
Related Party Transaction [Line Items]
Short-term advances
Salary and fees due to two directors	$ 171,696	427,896
Mr. Wong Wan Chew [Member]
Related Party Transaction [Line Items]
Short-term advances		240,000	[1]		95,848	[2]	$ 240,000
Payment for line of credit	10,000
Mr. Wong Wan Pei [Member]
Related Party Transaction [Line Items]
Short-term advances		188,425	[3]		$ 104,181	[2]		$ 200,000	$ 110,000	$ 169,817
Accumulated credit card settlements		291,392
Credit card overpayment amount		$ 11,575
Payment for line of credit	18,333
Wong Wan Chew And Wong Wan Pei [Member]
Related Party Transaction [Line Items]
Salary and fees due to two directors	$ 85,848

[1]	On December 28, 2023, Ms. Wong Wan Chew made short-term advances to the Company S$240,000 for general working capital and general corporate purposes.
[2]	As of June 30, 2024, an amount of S$85,848 each in salaries of Ms. Wong Wan Chew and Ms. Wong Wan Pei were postponed and used for the Company’s working capital purposes without interest as agreed with the two directors. The Company also has an outstanding balance of S$10,000 and S$18,333 to Ms. Wong Wan Chew and Ms. Wong Wan Pei respectively for installment payments for PropertyGuru advertisement packages.
[3]	On March 10 and September 12, 2023, Ms. Wong Wan Pei paid on behalf of the Company using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Company repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Wong Wan Pei made short-term advances to the Company S$200,000 for general working capital and general corporate purposes.